SERIES 1A PREFERRED STOCK (Details Narrative) - Series One A Convertible Preferred Stock [Member] - Private Placement [Member] - $ / shares	Feb. 01, 2022	Dec. 31, 2023	Jan. 02, 2022
Crowdex Investments Limited Liability Company [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue price per share		$ 1,000
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share		1,000
Crowdex Investments Limited Liability Company [Member] | Initial Closing Under Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares outstanding (in shares)			1,300
Conversion of stock, stock converted	1,300
Number of common shares upon conversion of preferred stock	13,000
Crowdex Investments Limited Liability Company And Tube Solar [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed conversion price per 10,000 common share		$ 100
Tubesolar AG [Member] | Initial Closing Under Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares outstanding (in shares)			2,400
Conversion of stock, stock converted	2,400
Number of common shares upon conversion of preferred stock	24,000